Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Total Terrestrial Energy Inc. Stockholders' Deficit	Preferred Shares	Common Shares	Preferred Exchangeable Shares	Common Exchangeable Shares	Additional Paid-In-Capital	Accumulated Other Comprehensive Income(Loss)	Accumulated Deficit	Attributable to Non-Controlling Interest	Total
Beginning balance at Dec. 31, 2022	$ 7,201,562	$ 138	$ 675			$ 78,320,108	$ 95,011	$ (71,214,370)	$ 433,819	$ 7,635,381
Beginning balance (in shares) at Dec. 31, 2022		137,672	675,281
Condensed Consolidated Statements of Changes in Stockholders' Deficit
Stock-based compensation	716,537					716,537				716,537
Currency translation adjustments	(153,347)						(153,347)			(153,347)
Issuance of warrants in connection with convertible notes, net of tax	733,411					733,411				733,411
Net loss for the period	(13,908,462)							(13,908,462)	100,792	(13,807,670)
Ending balance at Dec. 31, 2023	(5,410,299)	$ 138	$ 675	$ 6	$ 531	79,769,519	(58,336)	(85,122,832)	534,611	(4,875,688)
Ending balance (in shares) at Dec. 31, 2023		137,672	675,281	6,200	530,924
Condensed Consolidated Statements of Changes in Stockholders' Deficit
Stock-based compensation	155,539					155,539				155,539
Currency translation adjustments	(95,355)						(95,355)			(95,355)
Net loss for the period	(3,052,189)							(3,052,189)	45,580	(3,006,609)
Ending balance at Mar. 31, 2024	(8,402,304)	$ 138	$ 675	$ 6	$ 531	79,925,058	(153,691)	(88,175,021)	580,191	(7,822,113)
Ending balance (in shares) at Mar. 31, 2024		137,672	675,281	6,200	530,924
Beginning balance at Dec. 31, 2023	(5,410,299)	$ 138	$ 675	$ 6	$ 531	79,769,519	(58,336)	(85,122,832)	534,611	(4,875,688)
Beginning balance (in shares) at Dec. 31, 2023		137,672	675,281	6,200	530,924
Condensed Consolidated Statements of Changes in Stockholders' Deficit
Currency translation adjustments										488,848
Net loss for the period										(9,412,471)
Ending balance at Sep. 30, 2024	(11,771,087)	$ 138	$ 675	$ 6	$ 531	82,447,488	430,512	(94,650,437)	649,745	(11,121,342)
Ending balance (in shares) at Sep. 30, 2024		137,672	675,281	6,200	530,924
Beginning balance at Dec. 31, 2023	(5,410,299)	$ 138	$ 675	$ 6	$ 531	79,769,519	(58,336)	(85,122,832)	534,611	(4,875,688)
Beginning balance (in shares) at Dec. 31, 2023		137,672	675,281	6,200	530,924
Condensed Consolidated Statements of Changes in Stockholders' Deficit
Stock-based compensation	670,243					670,243				670,243
Currency translation adjustments	395,525						395,525			395,525
Issuance of warrants in connection with convertible notes, net of tax	2,006,982					2,006,982				2,006,982
Loss on extinguishment of debt from related parties	(202,204)					(202,204)				(202,204)
Net loss for the period	(11,485,410)							(11,485,410)		(11,485,410)
Ending balance at Dec. 31, 2024	(13,490,552)	$ 138	$ 738	$ 6	$ 531	82,779,088	337,189	(96,608,242)		(13,490,552)
Ending balance (in shares) at Dec. 31, 2024		137,672	738,331	6,200	530,924
Beginning balance at Mar. 31, 2024	(8,402,304)	$ 138	$ 675	$ 6	$ 531	79,925,058	(153,691)	(88,175,021)	580,191	(7,822,113)
Beginning balance (in shares) at Mar. 31, 2024		137,672	675,281	6,200	530,924
Condensed Consolidated Statements of Changes in Stockholders' Deficit
Stock-based compensation	161,323					161,323				161,323
Currency translation adjustments	668,858						668,858			668,858
Issuance of warrants in connection with convertible notes, net of tax	2,006,982					2,006,982				2,006,982
Loss on extinguishment of debt from related parties	(202,204)					(202,204)				(202,204)
Net loss for the period	(3,665,112)							(3,665,112)	9,258	(3,655,854)
Ending balance at Jun. 30, 2024	(9,432,457)	$ 138	$ 675	$ 6	$ 531	81,891,159	515,167	(91,840,133)	589,449	(8,843,008)
Ending balance (in shares) at Jun. 30, 2024		137,672	675,281	6,200	530,924
Condensed Consolidated Statements of Changes in Stockholders' Deficit
Stock-based compensation	176,691					176,691				176,691
Currency translation adjustments	(84,655)						(84,655)			(84,655)
Issuance of warrants in connection with convertible notes, net of tax	379,638					379,638				379,638
Net loss for the period	(2,810,304)							(2,810,304)	60,296	(2,750,008)
Ending balance at Sep. 30, 2024	(11,771,087)	$ 138	$ 675	$ 6	$ 531	82,447,488	430,512	(94,650,437)	$ 649,745	(11,121,342)
Ending balance (in shares) at Sep. 30, 2024		137,672	675,281	6,200	530,924
Beginning balance at Dec. 31, 2024	(13,490,552)	$ 138	$ 738	$ 6	$ 531	82,779,088	337,189	(96,608,242)		(13,490,552)
Beginning balance (in shares) at Dec. 31, 2024		137,672	738,331	6,200	530,924
Condensed Consolidated Statements of Changes in Stockholders' Deficit
Stock-based compensation						179,801				179,801
Currency translation adjustments							(826,454)			(826,454)
Issuance of warrants in connection with convertible notes, net of tax						2,594,531				2,594,531
Net loss for the period								(6,251,893)		(6,251,893)
Ending balance at Mar. 31, 2025		$ 138	$ 738	$ 6	$ 531	85,553,420	(489,265)	(102,860,135)		(17,794,567)
Ending balance (in shares) at Mar. 31, 2025		137,672	738,331	6,200	530,924
Beginning balance at Dec. 31, 2024	$ (13,490,552)	$ 138	$ 738	$ 6	$ 531	82,779,088	337,189	(96,608,242)		(13,490,552)
Beginning balance (in shares) at Dec. 31, 2024		137,672	738,331	6,200	530,924
Condensed Consolidated Statements of Changes in Stockholders' Deficit
Currency translation adjustments										(237,029)
Net loss for the period										(21,780,225)
Ending balance at Sep. 30, 2025		$ 201	$ 738	$ 6	$ 531	111,927,736	100,160	(118,388,467)		(6,359,095)
Ending balance (in shares) at Sep. 30, 2025		200,592	738,331	6,200	530,924
Beginning balance at Mar. 31, 2025		$ 138	$ 738	$ 6	$ 531	85,553,420	(489,265)	(102,860,135)		(17,794,567)
Beginning balance (in shares) at Mar. 31, 2025		137,672	738,331	6,200	530,924
Condensed Consolidated Statements of Changes in Stockholders' Deficit
Stock-based compensation						214,062				214,062
Currency translation adjustments							561,554			561,554
Net loss for the period								(6,249,127)		(6,249,127)
Ending balance at Jun. 30, 2025		$ 138	$ 738	$ 6	$ 531	85,767,482	72,289	(109,109,262)		(23,268,078)
Ending balance (in shares) at Jun. 30, 2025		137,672	738,331	6,200	530,924
Condensed Consolidated Statements of Changes in Stockholders' Deficit
Stock-based compensation						363,117				363,117
Issuance of Series A-1 preferred shares for cash		$ 63				25,797,137				25,797,200
Issuance of Series A-1 preferred shares for cash (in shares)		62,920
Currency translation adjustments							27,871			27,871
Net loss for the period								(9,279,205)		(9,279,205)
Ending balance at Sep. 30, 2025		$ 201	$ 738	$ 6	$ 531	$ 111,927,736	$ 100,160	$ (118,388,467)		$ (6,359,095)
Ending balance (in shares) at Sep. 30, 2025		200,592	738,331	6,200	530,924